Shelton Greater China Fund
Investment Objective
Shelton Greater China Fund’s (the "Fund") investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	Shelton Greater China Fund Shelton Greater China Fund Shares
Redemption or exchange fees (as a percentage of amount redeemed, for shares that are held 90 days or less from the date of purchase)	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Shelton Greater China Fund Shelton Greater China Fund Shares
Management fees		1.25%
Distribution (12b-1) fees		none
Other expenses		1.44%
Total annual operating expenses		2.69%
Fee Waiver and/or Expense Reimbursement	[1]	(0.71%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.98%
[1]	The Fund's investment manager has voluntarily agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses) exceed 1.98% until May 2, 2016. This agreement can only be terminated with the approval of the board of trustees.

Example This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Shelton Greater China Fund Shelton Greater China Fund Shares	201	768	1,362	2,970

Portfolio Turnover The Fund pays transaction costs, such as commissions and transfer taxes on foreign securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies The Fund’s objective is long-term capital appreciation by investing primarily in companies that (i) are domiciled in, or traded on exchanges located in the Greater China region, specifically Taiwan, Hong Kong, Singapore and the People's Republic of China or (ii) have derived or are expected to derive in the company's current fiscal year (measured as of the time of original investment) a significant portion (at least 50%) of their revenues by exporting to or importing from, trading with or operating in mainland China. A company meeting the requirements of either items (i) or (ii) of the previous sentence is defined as a "Greater China company." Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets in the common and preferred stocks of Greater China companies. Net assets would typically include borrowings for investment purposes; however, the Fund has no present intent to borrow. A company is considered to be domiciled in, or traded on exchanges located in a country if it (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country, or (iii) has the primary trading markets for its securities in that country, or (iv) is controlled by a governmental entity or agency, instrumentality or a political subdivision of that country.

The Fund’s investments are selected from the Greater China region by the Advisor using quantitative and qualitative analysis. Quantitative analysis refers to a purely numerical review of operating performance and characteristics related to an investment’s attractiveness, while qualitative analysis refers to the Advisor’s exercise of judgment when evaluating the future prospects of a country, sector, industry or company.

The Fund’s relative exposure to countries within the Greater China region, sectors and industries are based on the Advisor’s analysis of both macro-economic trends and government policy. Though China has opened its markets and embraced many capitalist ideas to achieve its remarkable economic growth over the last several decades, it remains a communist country, amplifying the impact of current and future government policy. The current state and trends in economic data and government policy will be used in an effort to identify sectors and industries most likely to be positively or negatively affected.

To evaluate specific equities, the Advisor employs both qualitative and quantitative fundamental analysis designed to evaluate the company’s financial condition and relative industry position. The fundamental criteria used to evaluate financial condition of specific equities may include, but are not limited to, revenue, earnings, operating margins, brand strength, dividend yield, strength of balance sheet, and valuation metrics including price to book, price to sales, price to earnings, price to cash flow and price/earnings to growth ratio. These criteria may be evaluated based on the data history, forecast, and trends over time. The Advisor may also consider tenure and strength of the management team, geographic and industry sources of revenues, and comparative data allowing ranking of investments relative to their competitors.

The Advisor seeks to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objectives. The Fund’s managers generally will consider selling equity securities from the Fund’s portfolio when the Advisor believes that such securities are no longer consistent with the Fund’s investment objectives or desired valuation metrics, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the managers deem consistent with the Fund’s investment objectives.

Principal Risks The Fund’s principal risks include:

Emerging Markets.

The countries of the Greater China region are considered to be emerging market countries. Investment in these markets involves certain risk that are unlike investments in developed markets like the United States, or Western Europe.

Equity Risk. The Fund’s shares will be sensitive to the fluctuation of the stock prices for companies in which it invests. The value of equity investments tends to rise and fall more rapidly than other investments such as fixed income and money market instruments and the net result would be more volatility.

Greater China Market Risk. The securities markets of the Greater China region are not as large as the U.S. securities markets and have substantially less trading volume, which may result in a lack of liquidity and high price volatility relative to the U.S. securities markets.

Reporting Standards Risk. Accounting, auditing and financial reporting standards and requirements in the securities markets of the Greater China region differ, in some cases significantly, from those applicable to U.S. issuers.

Political, Social and Economic Risk. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that lasts for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Currency Risk. There is also currency risk which is the chance that returns will be hurt by a rise in the value of one currency against the value of another.

Recent Events Risk. Recent developments in the U.S. and foreign financial markets illustrate the current environment is one of extraordinary and possibly unprecedented uncertainty.

Management Risk. The chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

Investment Results The bar chart and performance table below show the variability of the Fund’s performance from year to year. The table compares the performance of the Fund with a benchmark index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Additionally, as of October 10, 2011, the Fund was converted from a closed-end fund to an open-end fund. Therefore, the Fund’s performance for periods prior to October 10, 2011 may not be representative of performance for future periods. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-995-9988.

Best Quarter: 26.02% (Q2, 2009) Worst Quarter: -27.15% (Q4, 2008) Year-to-date performance as of 3/31/14: 4.90% Date of inception: May 12, 1989

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Shelton Greater China Fund	1 Year	5 Years	10 Years
Shelton Greater China Fund Shares	6.19%	1.90%	3.92%
Shelton Greater China Fund Shares - Return After Taxes on Distributions	5.55%	1.52%	3.72%
Shelton Greater China Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	3.49%	1.28%	3.00%
MSCI Golden Dragon Index (net of foreign withholding taxes)	7.72%	5.32%	8.63%

The Fund’s investment objective and investment advisor were changed on June 11, 2011. See the Fund’s Annual Report for more information about the change in the investment objective and benchmark. Therefore, performance prior to the change may not be representative of returns for future periods.